Equity reserves (Details 6) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Warrant outstanding, beginning	5,097,550	5,097,550
Warrant outstanding, ending	2,807,883	5,097,550
RSU Activity
Statement [Line Items]
Warrant outstanding, beginning	615,044	581,696
Restricted stock option, granted	749,739	263,548
Restricted stock option, exercised	(408,206)	(230,200)
Restricted stock option, forfeited	(4,559)
Warrant outstanding, ending	952,018	615,044
Restricted stock option, vested, end of year	505,246	205,775
Weighted average fair value, outstanding, beginning of year	$ 2.56	$ 2.13
Weighted average fair value, granted	2.58	3.01
Weighted average fair value, exercised	2.37	2.13
Weighted average fair value, forfeited	3.01	0
Weighted average fair value, outstanding, end of year	2.62	2.56
Weighted average fair value, vested, end of year	$ 2.62	$ 2.37